Commitments and Contingencies (Details) - Schedule of Lease - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Lease [Abstract]
Operating lease right-of-use assets	$ 18,035
Operating lease liabilities – current	7,374
Operating lease liabilities – noncurrent	7,584
Total operating lease liabilities	$ 14,958